Lease - Schedule of Finance Lease’s Weighted Average Remaining Lease Term (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Right-of -use asset-finance lease
Motor vehicle		$ 75,854	$ 590,215
Accumulated amortization		(74,206)	(500,445)
Right-of -use asset-finance lease, net	$ 12,824	1,648	89,770
Lease liability – finance lease, current portion	20,902	2,686	122,156
Lease liability – finance lease, non-current portion			20,902
Total finance lease liability	20,902	2,686	143,058
Right-of -use asset-operating lease
Office lease	1,634,357	210,047	1,634,357
Accumulated amortization	(637,573)	(81,941)	117,539
Right-of -use asset-operating lease, net	996,784	128,107	1,516,818
Lease liability – operating lease, current portion	546,639	70,254	520,034
Lease liability – operating lease, non-current portion	450,145	57,853	996,784
Total operating lease liability	996,784	$ 128,107	$ 1,516,818
Finance Lease, Weighted Average Remaining Lease Term [Member]
Right-of -use asset-finance lease
Motor vehicle	590,215
Accumulated amortization	(577,391)
Right-of -use asset-finance lease, net	12,824
Lease liability – finance lease, current portion	20,902
Lease liability – finance lease, non-current portion
Total finance lease liability	$ 20,902